Transactions with Related Parties - Additional Information - Other (Details)	6 Months Ended				0 Months Ended	1 Months Ended
	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2014 Combine Marine Ltd. USD ($)	Jun. 30, 2014 Combine Marine Ltd. EUR (€)	Nov. 25, 2013 Oceanbulk Maritime S.A., or Oceanbulk USD ($)	Apr. 30, 2014 Oceanbulk Maritime S.A., or Oceanbulk USD ($)	Dec. 31, 2013 Oceanbulk Maritime S.A., or Oceanbulk USD ($)	Jun. 01, 2014 Oceanbulk Maritime S.A., or Oceanbulk USD ($)	Mar. 22, 2014 Oceanbulk Maritime S.A., or Oceanbulk USD ($)	Jun. 30, 2014 Managed Vessels of Oceanbulk Shipping LLC USD ($)	Oct. 01, 2013 Product Shipping & Trading S.A USD ($)	Jun. 07, 2013 Product Shipping & Trading S.A USD ($)	Jul. 11, 2014 Held in escrow for Heron vessels	Jul. 11, 2014 Heron vessels
Related Party Transaction [Line Items]
Rent expense per month			$ 3,400	€ 2,500
Exchange rate EUR/USD	1.37
Daily fixed management fee	750							110	170	750	20	130
Vessel acquisition commission percentage					0.50%
Pre-delivery installments	74,267,000	827,000				519,000	519,000
Related Parties Commissions Fees					2,077,000
Flat fee per vessel					$ 200,000
Vessels Acquired														2
Common Stock - Shares Issued													2,115,706